EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 12, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2018, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2018, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/Global Bond PLUS Portfolio (“Portfolio”).

Information Regarding

EQ/Global Bond PLUS Portfolio

Anthony Norris no longer serves as a member of the team that is responsible for the securities selection, research and trading for the Active Allocated Portion of the Portfolio.

References to Anthony Norris contained in the sections of the Prospectus entitled “EQ/Global Bond PLUS Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Wells Fargo Asset Management (International), LLC (“WFAM (International)”) and Wells Capital Management, Inc.” and “Management of the Trust — The Sub-Advisers — Wells Capital Management and its affiliate Wells Fargo Asset Management (International), LLC” are hereby deleted in their entirety.

The table in the section of the Prospectus entitled “EQ/Global Bond PLUS Portfolio — Class IA, IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Wells Fargo Asset Management (International), LLC (“WFAM (International)”) and Wells Capital Management, Inc.” is amended hereby to include the following information:

Name	Title	Date Began Managing the Portfolio
Lauren van Biljon	Portfolio Manager of WFAM (International)	October 2018

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wells Capital Management and its affiliate Wells Fargo Asset Management (International), LLC (“WFAM (International)”)” is amended hereby to include the following information:

Lauren van Biljon, Portfolio Manager. Ms. Van Biljon joined WFAM (International) in 2009 where she currently serves as Portfolio Manager for the Global Fixed Income team.

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References to Anthony Norris, contained in the section of the Statement of Additional Information entitled “Appendix C — Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

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The section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Wells Fargo Asset Management (International), LLC and Wells Capital Management, Inc. (“Sub-Adviser”)” is amended hereby to include the following information:

Wells Fargo Asset Management (International), LLC and Wells Capital Management, Inc. (“Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets (million)
EQ/Global Bond PLUS Portfolio
Lauren van Biljon	4	$407.3	2	$372.9	14	$4,169.4	0	N/A	0	N/A	3	$892.9

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Global Bond PLUS Portfolio
Lauren van Biljon	X

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